Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Restricted and Performance Stock Unit Activity

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2014	16,193	23,724
Granted	5,278	7,359
Payments	(6,202)	(9,153)
Cancelled/Forfeited	(262)	(1,964)

Outstanding December 31, 2014	15,007	19,966
Granted	4,958	7,044
Payments	(5,911)	(6,732)
Cancelled/Forfeited	(151)	(3,075)

Outstanding December 31, 2015	13,903	17,203
Granted	4,409	6,391
Payments	(4,890)	(4,702)
Cancelled/Forfeited	(114)	(1,143)
Adjustments	–	170

Outstanding December 31, 2016	13,308	17,919